Deferred Government Grants	12 Months Ended
Dec. 31, 2024
Deferred Government Grant [Abstract]
Deferred Government Grants

19. Deferred Government Grants

Deferred government grants represent funding received from the government for research and development ("R&D") or investment in constructing or improving production facilities. The Company received $586 of government grants in 2024 (2023 - $7,613, 2022 - $5,965, 2021 - $4,406) that were deferred.

Summarized below are deferred government grants as of December 31, 2024, 2023, 2022 and 2021:

	December 31,
	2024	2023 (Restated)	2022 (Restated)	2021 (Restated)
Government grants for property, plant and equipment (a)
Balance at beginning of the year	$4,549	$2,330	$3,005	$3,551
Addition	412	2,752	—	—
Recognized as government grants	(660)	(533)	(675)	(546)
Subtotal	4,301	4,549	2,330	3,005
Government grants for research and development (b)
Balance at beginning of the year	2,902	17,267	14,424	15,837
Addition	174	4,861	5,965	4,406
Recognized as government grants	(806)	(19,226)	(3,122)	(5,819)
Subtotal	2,270	2,902	17,267	14,424

Total deferred government grants	$6,571	$7,451	$19,597	$17,429

Less: current portion	1,728	1,586	15,120	1,590
Non-current portion	4,843	5,865	4,477	15,839

(a) The Company has five deferred government grants related to property, plant and equipment. As of December 31, 2024, the Company has fulfilled four of these grants' conditions. $696 will be amortized in the next 12 months which was included in the current portion of deferred government grant and $3,605 will be amortized after the next 12 months which was included in the non-current portion of deferred government grants.

(b) The Company has ten deferred government grants related to various research and development projects. As of December 31, 2024, the Company expects to fulfill seven grants' conditions in the next 12 months and recorded $1,032 as the current portion of deferred government grants, while the remaining four grants' conditions are expected to be fulfilled after the next 12 months and $1,238 is recorded in the non-current portion of deferred government grants.